Fair Value of Financial Assets and Liabilities - Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	$ (1,667)	$ (2,575)
Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	68,382	83,664
Financial Assets held for trading at fair value through profit or loss [Member] | Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(15)	(255)
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	14,250	11,273
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	14,250	11,273
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(15)	(255)
Financial Assets at fair value through Other Comprehensive Income [Member] | Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(1,652)	(2,320)
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	54,132	72,391
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	53,673	71,922
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Equity Instruments [Member] | Instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	357	357
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Equity Instruments [Member] | Instruments issued Abroad [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	102	112
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(1,652)	(2,320)
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Equity Instruments [Member] | Instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Equity Instruments [Member] | Instruments issued Abroad [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models